RX FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED JULY 6, 2016

TO THE PROSPECTUS, SUMMARY PROSPECTUS, AND
STATEMENT OF ADDITIONAL INFORMATION

EACH DATED FEBRUARY 29, 2016

AS SUPPLEMENTED THROUGH JUNE 29, 2016

RX TACTICAL ROTATION FUND

(TICKERS: FMARX, RXTAX, FMLAX)

The CUSIP number for the Rx Tactical Rotation Fund’s Institutional Class shares (ticker FMARX) is corrected to 78348C407 from 78348C401.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE